AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 90.5%
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.	13,200	$234,432
BWX Technologies, Inc.	37,541	1,828,622
Hexcel Corp.	24,967	928,523
Moog, Inc. (Class A Stock)	8,850	447,190
Park Aerospace Corp.	2,700	34,020
Vectrus, Inc.*	14,507	600,735
		4,073,522
Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc.*	30,700	524,356
Hub Group, Inc. (Class A Stock)*	16,300	741,161
		1,265,517
Airlines — 0.1%
Hawaiian Holdings, Inc.	18,300	191,052
SkyWest, Inc.	4,500	117,855
		308,907
Auto Components — 0.4%
Adient PLC*(a)	47,400	429,918
Dana, Inc.	70,700	552,167
Modine Manufacturing Co.*	8,600	27,950
		1,010,035
Banks — 12.9%
1st Source Corp.	2,350	76,210
Amalgamated Bank (Class A Stock)	28,800	311,616
Ameris Bancorp	32,380	769,349
Banc of California, Inc.(a)	33,424	267,392
Bancorp, Inc. (The)*	100,900	612,463
Bank of Commerce Holdings	6,200	48,794
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	93,284	1,588,627
BankUnited, Inc.	75,768	1,416,862
Banner Corp.	6,800	224,672
Bar Harbor Bankshares	8,200	141,696
Berkshire Hills Bancorp, Inc.	72,979	1,084,468
Boston Private Financial Holdings, Inc.	80,500	575,575
Business First Bancshares, Inc.	9,300	125,550
Capital Bancorp, Inc.*	6,700	83,884
Capstar Financial Holdings, Inc.	8,300	82,087
Cathay General Bancorp	9,400	215,730
Central Valley Community Bancorp	5,100	66,504
Chemung Financial Corp.	1,500	49,470
Community Trust Bancorp, Inc.	7,146	227,171
ConnectOne Bancorp, Inc.	64,458	866,316
Customers Bancorp, Inc.*	72,540	792,862
Dime Community Bancshares, Inc.	24,700	338,637
Farmers National Banc Corp.	3,100	36,053
Financial Institutions, Inc.	23,600	428,104
First BanCorp. (Puerto Rico)	230,200	1,224,664
First Bancorp/Southern Pines NC	7,000	161,560
First Business Financial Services, Inc.	9,900	153,450
First Financial Corp.	4,200	141,624
First Horizon National Corp.(a)	117,326	945,648
First Internet Bancorp	3,300	54,186
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Flushing Financial Corp.	7,800	$104,208
FNB Corp.	262,458	1,934,315
Franklin Financial Network, Inc.	3,200	65,248
Great Southern Bancorp, Inc.	15,000	606,000
Hancock Whitney Corp.	60,100	1,173,152
Hanmi Financial Corp.	69,475	753,804
Heritage Commerce Corp.	11,000	84,370
Hilltop Holdings, Inc.	65,800	994,896
HomeTrust Bancshares, Inc.	6,100	97,112
IBERIABANK Corp.	72,357	2,616,429
Independent Bank Corp.	23,600	303,732
Investar Holding Corp.	13,500	172,395
Investors Bancorp, Inc.	119,500	954,805
LCNB Corp.	9,500	119,700
Metropolitan Bank Holding Corp.*	1,000	26,930
Midland States Bancorp, Inc.	5,600	97,944
Northrim BanCorp, Inc.	4,500	121,500
OFG Bancorp (Puerto Rico)	7,500	83,850
Old Second Bancorp, Inc.	18,300	126,453
Orrstown Financial Services, Inc.	9,500	130,815
Pacific Mercantile Bancorp*	10,300	48,513
PacWest Bancorp	8,169	146,388
Peoples Bancorp, Inc.	20,100	445,215
Pinnacle Financial Partners, Inc.(a)	13,515	507,353
Premier Financial Bancorp, Inc.	4,112	50,989
RBB Bancorp	5,900	80,948
Republic Bancorp, Inc. (Class A Stock)	3,946	130,336
SB One Bancorp	11,200	190,400
Select Bancorp, Inc.*	24,277	185,234
Shore Bancshares, Inc.	5,300	57,505
Sierra Bancorp	6,600	116,028
Sterling Bancorp(a)	172,670	1,804,401
TriCo Bancshares	11,000	328,020
TriState Capital Holdings, Inc.*	5,000	48,350
Umpqua Holdings Corp.	131,691	1,435,432
United Community Banks, Inc.	73,400	1,343,954
Univest Financial Corp.	68,148	1,112,175
Veritex Holdings, Inc.	46,701	652,413
West Bancorporation, Inc.	5,300	86,655
Western Alliance Bancorp	16,991	520,095
Wintrust Financial Corp.	25,000	821,500
		33,790,786
Biotechnology — 0.9%
Acceleron Pharma, Inc.*	7,500	674,025
Acorda Therapeutics, Inc.*	8,100	7,554
Akero Therapeutics, Inc.*(a)	16,500	349,800
AMAG Pharmaceuticals, Inc.*(a)	6,700	41,406
BioCryst Pharmaceuticals, Inc.*	40,000	80,000
Karyopharm Therapeutics, Inc.*	21,200	407,252
Minerva Neurosciences, Inc.*	34,800	209,496
Scholar Rock Holding Corp.*(a)	20,700	250,677
Spero Therapeutics, Inc.*	27,640	223,331
		2,243,541
Building Products — 0.7%
Builders FirstSource, Inc.*	21,100	258,053
Caesarstone Ltd.(a)	26,300	277,991
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
JELD-WEN Holding, Inc.*	8,100	$78,813
Masonite International Corp.*	18,700	887,315
PGT Innovations, Inc.*	5,400	45,306
Quanex Building Products Corp.	26,800	270,144
		1,817,622
Capital Markets — 1.3%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	19,100	410,459
BGC Partners, Inc. (Class A Stock)	20,600	51,912
Brightsphere Investment Group, Inc.	4,400	28,116
Cowen, Inc. (Class A Stock)	61,900	597,954
Hercules Capital, Inc.(a)	175,357	1,339,727
Oppenheimer Holdings, Inc. (Class A Stock)	2,200	43,472
Piper Sandler Cos.	2,800	141,596
Stifel Financial Corp.	12,000	495,360
Virtus Investment Partners, Inc.	3,800	289,218
		3,397,814
Chemicals — 3.2%
Cabot Corp.	14,457	377,617
FutureFuel Corp.	19,100	215,257
HB Fuller Co.	27,546	769,360
Ingevity Corp.*	14,479	509,661
Koppers Holdings, Inc.*	36,600	452,742
Kraton Corp.*	22,500	182,250
Livent Corp.*(a)	134,584	706,566
Minerals Technologies, Inc.	5,400	195,804
Olin Corp.(a)	68,930	804,413
Orion Engineered Carbons SA (Luxembourg)	10,700	79,822
PolyOne Corp.	16,800	318,696
Sensient Technologies Corp.	21,114	918,670
Trinseo SA	23,500	425,585
Tronox Holdings PLC (Class A Stock)	35,700	177,786
Valhi, Inc.	7,900	8,137
Valvoline, Inc.	86,001	1,125,753
WR Grace & Co.	32,810	1,168,036
		8,436,155
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	26,100	635,796
ACCO Brands Corp.	113,150	571,408
Clean Harbors, Inc.*	28,721	1,474,536
Harsco Corp.*	79,029	550,832
HNI Corp.	8,900	224,191
Kimball International, Inc. (Class B Stock)	28,500	339,435
Knoll, Inc.	24,000	247,680
Mobile Mini, Inc.	2,600	68,198
Pitney Bowes, Inc.	82,800	168,912
Team, Inc.*(a)	119,915	779,447
UniFirst Corp.	3,050	460,825
VSE Corp.	400	6,556
		5,527,816
	Shares	Value
Common Stocks (continued)
Communications Equipment — 1.1%
KVH Industries, Inc.*	11,500	$108,445
Lumentum Holdings, Inc.*(a)	11,300	832,810
Viavi Solutions, Inc.*(a)	173,995	1,950,484
		2,891,739
Construction & Engineering — 1.2%
EMCOR Group, Inc.	26,786	1,642,517
Great Lakes Dredge & Dock Corp.*	83,200	690,560
Primoris Services Corp.	24,300	386,370
Sterling Construction Co., Inc.*	31,400	298,300
Tutor Perini Corp.*(a)	35,300	237,216
		3,254,963
Containers & Packaging — 0.7%
Greif, Inc. (Class A Stock)(a)	5,400	167,886
O-I Glass, Inc.	82,636	587,542
Silgan Holdings, Inc.(a)	39,337	1,141,560
		1,896,988
Diversified Consumer Services — 0.2%
American Public Education, Inc.*	14,800	354,164
WW International, Inc.*	14,700	248,577
		602,741
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	7,500	83,775
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.(a)	21,770	1,784,487
Electric Utilities — 3.1%
Genie Energy Ltd. (Class B Stock)	10,400	74,672
Hawaiian Electric Industries, Inc.(a)	21,040	905,772
IDACORP, Inc.	29,163	2,560,220
Portland General Electric Co.	90,645	4,345,521
Spark Energy, Inc. (Class A Stock)(a)	31,300	196,251
		8,082,436
Electrical Equipment — 0.9%
Encore Wire Corp.	800	33,592
Generac Holdings, Inc.*	8,969	835,642
Powell Industries, Inc.	6,600	169,422
Regal Beloit Corp.	21,212	1,335,295
		2,373,951
Electronic Equipment, Instruments & Components — 2.5%
Belden, Inc.(a)	18,577	670,258
Benchmark Electronics, Inc.	31,300	625,687
Fabrinet (Thailand)*	16,900	922,064
Methode Electronics, Inc.(a)	12,900	340,947
Sanmina Corp.*	64,768	1,766,871
ScanSource, Inc.*	50,000	1,069,500
Tech Data Corp.*	3,500	457,975
TTM Technologies, Inc.*(a)	55,500	573,870
Vishay Intertechnology, Inc.	14,900	214,709
		6,641,881

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.6%
DMC Global, Inc.(a)	21,666	$498,535
Forum Energy Technologies, Inc.*	91,700	16,258
Matrix Service Co.*	30,000	284,100
NexTier Oilfield Solutions, Inc.*	73,000	85,410
Select Energy Services, Inc. (Class A Stock)*	208,032	671,943
		1,556,246
Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	14,500	179,655
Alexander & Baldwin, Inc.	9,300	104,346
Armada Hoffler Properties, Inc.	63,600	680,520
Ashford Hospitality Trust, Inc.	267,200	197,514
Braemar Hotels & Resorts, Inc.	77,900	132,430
BRT Apartments Corp.	8,200	84,050
CatchMark Timber Trust, Inc. (Class A Stock)	41,100	296,742
Cedar Realty Trust, Inc.	24,600	22,954
City Office REIT, Inc.	67,900	490,917
Columbia Property Trust, Inc.	104,893	1,311,163
Community Healthcare Trust, Inc.	1,400	53,592
CorEnergy Infrastructure Trust, Inc.	14,500	266,510
CorePoint Lodging, Inc.	10,100	39,592
Corporate Office Properties Trust	69,973	1,548,502
Cousins Properties, Inc.	47,139	1,379,759
DiamondRock Hospitality Co.	131,800	669,544
Essential Properties Realty Trust, Inc.	15,100	197,206
First Industrial Realty Trust, Inc.	35,400	1,176,342
Getty Realty Corp.	36,100	857,014
Gladstone Commercial Corp.	28,500	409,260
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	5,700	116,337
Hersha Hospitality Trust(a)	6,900	24,702
Highwoods Properties, Inc.	11,700	414,414
Hudson Pacific Properties, Inc.	8,100	205,416
Investors Real Estate Trust	9,500	522,500
Jernigan Capital, Inc.(a)	9,900	108,504
Kite Realty Group Trust	11,400	107,958
Lexington Realty Trust(a)	102,197	1,014,816
Monmouth Real Estate Investment Corp.	16,300	196,415
New Senior Investment Group, Inc.	120,200	307,712
Office Properties Income Trust(a)	29,200	795,700
One Liberty Properties, Inc.	3,100	43,183
Physicians Realty Trust	17,600	245,344
Retail Value, Inc.	7,100	86,975
Rexford Industrial Realty, Inc.	8,000	328,080
RLJ Lodging Trust	19,322	149,166
Sabra Health Care REIT, Inc.	56,300	614,796
Saul Centers, Inc.	2,600	85,124
STAG Industrial, Inc.	48,600	1,094,472
Sun Communities, Inc.	450	56,183
Sunstone Hotel Investors, Inc.	122,102	1,063,508
Urban Edge Properties	50,300	443,143
Urstadt Biddle Properties, Inc. (Class A Stock)	7,500	105,750
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Xenia Hotels & Resorts, Inc.	72,100	$742,630
		18,970,440
Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	70,829	1,804,015
SpartanNash Co.	112,700	1,613,864
		3,417,879
Food Products — 4.7%
Cal-Maine Foods, Inc.(a)	36,107	1,587,986
Darling Ingredients, Inc.*	143,216	2,745,451
Hain Celestial Group, Inc. (The)*(a)	67,556	1,754,429
Hostess Brands, Inc.*(a)	139,412	1,486,132
Sanderson Farms, Inc.	15,153	1,868,668
TreeHouse Foods, Inc.*(a)	65,368	2,885,997
		12,328,663
Gas Utilities — 1.9%
New Jersey Resources Corp.(a)	4,900	166,453
ONE Gas, Inc.	8,800	735,856
Southwest Gas Holdings, Inc.	18,200	1,265,992
Spire, Inc.	38,690	2,881,631
		5,049,932
Health Care Equipment & Supplies — 1.2%
Envista Holdings Corp.*	111,722	1,669,127
Integra LifeSciences Holdings Corp.*	18,819	840,645
NuVasive, Inc.*	7,326	371,135
Orthofix Medical, Inc.*	5,400	151,254
		3,032,161
Health Care Providers & Services — 1.5%
American Renal Associates Holdings, Inc.*	20,700	136,827
Cross Country Healthcare, Inc.*	38,400	258,816
Magellan Health, Inc.*	29,800	1,433,678
National HealthCare Corp.	7,300	523,629
Owens & Minor, Inc.(a)	93,734	857,666
Surgery Partners, Inc.*	29,700	193,941
Tenet Healthcare Corp.*	29,600	426,240
		3,830,797
Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	16,100	358,225
Hotels, Restaurants & Leisure — 0.5%
Penn National Gaming, Inc.*	53,400	675,510
Texas Roadhouse, Inc.	12,334	509,394
		1,184,904
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	10,900	59,405
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	50,403
Helen of Troy Ltd.*(a)	6,600	950,598
Lifetime Brands, Inc.	19,600	110,740
Meritage Homes Corp.*	15,800	576,858

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	25,000	$275,000
		2,023,004
Household Products — 1.0%
Central Garden & Pet Co.*	27,110	745,525
Central Garden & Pet Co. (Class A Stock)*	44,700	1,142,979
Spectrum Brands Holdings, Inc.	19,558	711,324
		2,599,828
Independent Power & Renewable Electricity Producers — 1.3%
Atlantic Power Corp.*	63,800	136,532
Clearway Energy, Inc. (Class A Stock)	49,200	844,764
Clearway Energy, Inc. (Class C Stock)	47,400	891,120
TerraForm Power, Inc. (Class A Stock)	28,500	449,445
Vistra Energy Corp.	69,708	1,112,540
		3,434,401
Insurance — 2.3%
Ambac Financial Group, Inc.*	13,100	161,654
American Equity Investment Life Holding Co.	37,300	701,240
CNO Financial Group, Inc.	6,100	75,579
FedNat Holding Co.	21,600	247,968
First American Financial Corp.	15,000	636,150
Hanover Insurance Group, Inc. (The)	6,749	611,324
Heritage Insurance Holdings, Inc.	9,900	106,029
Kemper Corp.(a)	20,813	1,547,863
National General Holdings Corp.	10,900	180,395
ProAssurance Corp.	57,374	1,434,350
ProSight Global, Inc.*	7,400	72,150
Third Point Reinsurance Ltd. (Bermuda)*	18,600	137,826
Watford Holdings Ltd. (Bermuda)*	2,400	35,160
		5,947,688
Interactive Media & Services — 0.1%
Cars.com, Inc.*	82,300	353,890
Internet & Direct Marketing Retail — 0.2%
Stamps.com, Inc.*	3,800	494,304
IT Services — 4.4%
CACI International, Inc. (Class A Stock)*	12,411	2,620,583
ExlService Holdings, Inc.*	36,454	1,896,702
Hackett Group, Inc. (The)	35,400	450,288
KBR, Inc.	78,900	1,631,652
ManTech International Corp. (Class A Stock)	33,129	2,407,484
Perspecta, Inc.	3,200	58,368
StarTek, Inc.*	27,312	102,693
Unisys Corp.*(a)	48,500	598,975
Virtusa Corp.*	63,850	1,813,340
		11,580,085
Leisure Products — 0.7%
Callaway Golf Co.(a)	72,087	736,729
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*(a)	109,047	$959,614
		1,696,343
Life Sciences Tools & Services — 0.0%
NanoString Technologies, Inc.*	1,900	45,695
Machinery — 3.2%
Altra Industrial Motion Corp.	53,662	938,548
CIRCOR International, Inc.*	28,433	330,676
Commercial Vehicle Group, Inc.*	60,900	91,959
Enerpac Tool Group Corp.	44,058	729,160
EnPro Industries, Inc.	22,488	890,075
Hillenbrand, Inc.	21,899	418,490
Hurco Cos., Inc.	5,400	157,140
ITT, Inc.	37,396	1,696,283
LB Foster Co. (Class A Stock)*	5,300	65,508
Meritor, Inc.*(a)	42,300	560,475
Mueller Industries, Inc.	8,400	201,096
Navistar International Corp.*	3,800	62,662
SPX FLOW, Inc.*	16,872	479,502
Standex International Corp.	22,215	1,088,979
Terex Corp.	42,500	610,300
		8,320,853
Marine — 0.2%
Costamare, Inc. (Monaco)	116,700	527,484
Media — 1.6%
Cumulus Media, Inc. (Class A Stock)*	31,700	171,814
EW Scripps Co. (The) (Class A Stock)	43,000	324,220
Gray Television, Inc.*(a)	45,800	491,892
Liberty Latin America Ltd. (Chile) (Class A Stock)*	62,900	661,708
Meredith Corp.(a)	7,900	96,538
National CineMedia, Inc.(a)	19,600	63,896
Nexstar Media Group, Inc. (Class A Stock)	20,310	1,172,497
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	23,816	382,961
TEGNA, Inc.	65,400	710,244
		4,075,770
Metals & Mining — 1.0%
Cleveland-Cliffs, Inc.(a)	5,800	22,910
Commercial Metals Co.	114,500	1,807,955
Ryerson Holding Corp.*	11,800	62,776
SunCoke Energy, Inc.	27,900	107,415
Warrior Met Coal, Inc.	44,400	471,528
Worthington Industries, Inc.	8,900	233,625
		2,706,209
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
AG Mortgage Investment Trust, Inc.	11,800	32,332
Apollo Commercial Real Estate Finance, Inc.	30,900	229,278
ARMOUR Residential REIT, Inc.	14,500	127,745
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	77,602	1,444,949
Capstead Mortgage Corp.	37,400	157,080

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Colony Credit Real Estate, Inc.	8,200	$32,308
Dynex Capital, Inc.(a)	52,666	549,833
Invesco Mortgage Capital, Inc.	17,400	59,334
KKR Real Estate Finance Trust, Inc.	5,200	78,052
Ladder Capital Corp.	33,700	159,738
PennyMac Mortgage Investment Trust	34,800	369,576
Redwood Trust, Inc.	121,300	613,778
TPG RE Finance Trust, Inc.	30,200	165,798
		4,019,801
Multi-Utilities — 0.7%
Black Hills Corp.	18,193	1,164,898
NorthWestern Corp.	6,800	406,844
Unitil Corp.	4,500	235,440
		1,807,182
Oil, Gas & Consumable Fuels — 1.0%
Amplify Energy Corp.	4,400	2,490
Arch Coal, Inc. (Class A Stock)(a)	10,500	303,450
Berry Corp.	88,500	213,285
Callon Petroleum Co.*	319,091	174,830
CVR Energy, Inc.(a)	14,000	231,420
Delek US Holdings, Inc.(a)	55,600	876,256
Dorian LPG Ltd.*	17,100	148,941
Evolution Petroleum Corp.	32,200	84,042
Par Pacific Holdings, Inc.*	24,950	177,145
PDC Energy, Inc.*	22,824	141,737
Renewable Energy Group, Inc.*	12,600	258,678
Talos Energy, Inc.*	7,600	43,700
		2,655,974
Paper & Forest Products — 0.7%
Boise Cascade Co.	32,700	777,606
Louisiana-Pacific Corp.(a)	16,400	281,752
P.H. Glatfelter Co.	8,890	108,636
Schweitzer-Mauduit International, Inc.	22,747	632,821
Verso Corp. (Class A Stock)*	6,400	72,192
		1,873,007
Personal Products — 0.0%
Edgewell Personal Care Co.*	2,500	60,200
Pharmaceuticals — 1.6%
Endo International PLC*	144,800	535,760
Kala Pharmaceuticals, Inc.*(a)	26,000	228,540
Lannett Co., Inc.*(a)	88,100	612,295
Prestige Consumer Healthcare, Inc.*(a)	52,893	1,940,115
Revance Therapeutics, Inc.*	16,900	250,120
WaVe Life Sciences Ltd.*(a)	54,200	507,854
Zogenix, Inc.*	5,000	123,650
		4,198,334
Professional Services — 2.7%
CBIZ, Inc.*	28,100	587,852
CRA International, Inc.	6,300	210,483
Heidrick & Struggles International, Inc.	56,000	1,260,000
Huron Consulting Group, Inc.*	36,059	1,635,636
Kelly Services, Inc. (Class A Stock)	127,710	1,620,640
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Korn Ferry	45,370	$1,103,399
TrueBlue, Inc.*	43,200	551,232
		6,969,242
Real Estate Management & Development — 0.1%
Newmark Group, Inc. (Class A Stock)	21,153	89,900
Realogy Holdings Corp.	48,800	146,888
		236,788
Road & Rail — 0.4%
ArcBest Corp.	59,553	1,043,369
Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.*	88,231	565,561
Amkor Technology, Inc.*	72,800	567,112
GSI Technology, Inc.*	10,300	71,688
Ichor Holdings Ltd.*	21,500	411,940
MACOM Technology Solutions Holdings, Inc.*(a)	119,492	2,261,984
NeoPhotonics Corp.*	15,600	113,100
Photronics, Inc.*	47,500	487,350
Rambus, Inc.*	52,400	581,640
Semtech Corp.*	15,865	594,937
SMART Global Holdings, Inc.*(a)	47,500	1,154,250
Ultra Clean Holdings, Inc.*	21,100	291,180
		7,100,742
Software — 0.4%
Avaya Holdings Corp.*	76,700	620,503
Verint Systems, Inc.*	9,200	395,600
		1,016,103
Specialty Retail — 2.5%
Bed Bath & Beyond, Inc.(a)	25,900	109,039
Cato Corp. (The) (Class A Stock)	37,300	397,991
Citi Trends, Inc.	15,100	134,390
Genesco, Inc.*(a)	13,100	174,754
Hibbett Sports, Inc.*(a)	46,700	510,664
Murphy USA, Inc.*(a)	32,255	2,721,032
Office Depot, Inc.	377,600	619,264
Rent-A-Center, Inc.	72,600	1,026,564
Signet Jewelers Ltd.	11,600	74,820
Sportsman’s Warehouse Holdings, Inc.*	48,300	297,528
Tilly’s, Inc. (Class A Stock)	71,400	294,882
Zumiez, Inc.*	15,181	262,935
		6,623,863
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc.*	8,900	31,328
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.(a)	16,061	1,055,689
Culp, Inc.	7,100	52,256
Deckers Outdoor Corp.*	6,800	911,200
Oxford Industries, Inc.(a)	15,209	551,478
Steven Madden Ltd.	25,411	590,298
		3,160,921

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance — 3.4%
Bridgewater Bancshares, Inc.*	52,800	$514,800
ESSA Bancorp, Inc.	4,900	66,885
Essent Group Ltd.	46,400	1,222,176
First Defiance Financial Corp.	6,900	101,706
Flagstar Bancorp, Inc.	58,000	1,150,140
FS Bancorp, Inc.	2,500	90,000
HomeStreet, Inc.	11,500	255,645
Luther Burbank Corp.	26,000	238,420
Meta Financial Group, Inc.	3,800	82,536
MGIC Investment Corp.	228,277	1,449,559
MMA Capital Holdings, Inc.*	900	22,257
Mr. Cooper Group, Inc.*	31,599	231,621
OceanFirst Financial Corp.	42,700	679,357
OP Bancorp	21,641	161,442
Provident Bancorp, Inc.*	22,184	191,226
Provident Financial Holdings, Inc.	1,500	22,845
Provident Financial Services, Inc.	52,900	680,294
Radian Group, Inc.	78,300	1,013,985
Territorial Bancorp, Inc.	2,500	61,375
Walker & Dunlop, Inc.	12,400	499,348
WSFS Financial Corp.	2,200	54,824
		8,790,441
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	1,700	77,724
BMC Stock Holdings, Inc.*	52,000	921,960
DXP Enterprises, Inc.*	5,000	61,300
GMS, Inc.*	69,300	1,090,089
MRC Global, Inc.*	48,200	205,332
NOW, Inc.*	69,900	360,684
Rush Enterprises, Inc. (Class A Stock)	12,700	405,384
Triton International Ltd. (Bermuda)(a)	39,000	1,008,930
Veritiv Corp.*	12,100	95,106
		4,226,509
Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	500	18,690
Consolidated Water Co. Ltd. (Cayman Islands)	18,700	306,680
		325,370
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	5,300	$56,657

Total Long-Term Investments (cost $326,094,488)		237,215,308
Short-Term Investments — 15.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,081,832	3,081,832
PGIM Institutional Money Market Fund (cost $36,147,104; includes $36,102,425 of cash collateral for securities on loan)(b)(w)	36,211,789	36,153,850

Total Short-Term Investments (cost $39,228,936)		39,235,682

TOTAL INVESTMENTS—105.5% (cost $365,323,424)		276,450,990

Liabilities in excess of other assets(z) — (5.5)%		(14,356,444)

Net Assets — 100.0%		$262,094,546

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,250,615; cash collateral of $36,102,425 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
76	Russell 2000 E-Mini Index	Jun. 2020	$4,360,880	$115,421
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6